Document And Entity Information	Dec. 09, 2025
Document Information Line Items
Entity Central Index Key	0002081358
Amendment Description	AMENDMENT NO. 2
Document Type	S-1/A
Entity Registrant Name	Crane Harbor Acquisition Corp. II
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true